S000009419 [Member] Investment Objectives and Goals - iShares U.S. Medical Devices ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares U.S. Medical Devices ETFIHI | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector.